UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Dialectic Capital Management, LLC

Address:  875 Third Avenue, 15th Floor
          New York, New York 10022

13F File Number: 028-12647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Fichthorn
Title:  Managing Member
Phone:  212-230-3220


Signature, Place and Date of Signing:


/s/John Fichthorn             New York, New York           November 13, 2008
--------------------          ------------------         --------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        92

Form 13F Information Table Value Total:  $208,936
                                        (thousands)


List of Other Included Managers:  None



13F file Number                               Name


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8

                                TITLE OF                 VALUE     SHRS OR   SH/ PUT/    INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS        CUSIP    (X$1000)   PRN AMT   PRN CALL    DISCRETION  MANAGERS    SOLE   SHARED  NONE
AXT INC                            COM       00246W103      218     116,128  SH             SOLE                116,128
ACTEL CORP                         COM       004934105      312      25,000  SH             SOLE                 25,000
ACTIVISION BLIZZARD INC            COM       00507V109    1,481      96,000  SH             SOLE                 96,000
ADOBE SYS INC                      COM       00724F101    1,974      50,000  SH             SOLE                 50,000
AKAMAI TECHNOLOGIES INC            COM       00971T101      610      35,000  SH             SOLE                 35,000
AMERICAN SUPERCONDUCTOR CORP       COM       030111108    1,162      49,300  SH   PUT       SOLE                 49,300
APPLIED MATLS INC                  COM       038222105    2,133     140,990  SH             SOLE                140,990
ARCSIGHT INC                       COM       039666102      114      15,000  SH             SOLE                 15,000
ATMEL CORP                         COM       049513104    1,768     521,671  SH             SOLE                521,671
BIDZ COM INC                       COM       08883T200      779      90,000  SH             SOLE                 90,000
BIDZ COM INC                       COM       08883T200    2,028     234,200  SH   PUT       SOLE                234,200
CALIFORNIA MICRO DEVICES COR       COM       130439102    5,364   1,794,000  SH             SOLE              1,794,000
CALLIDUS SOFTWARE INC              COM       13123E500    3,745     945,651  SH             SOLE                945,651
CISCO SYS INC                      COM       17275R102      564      25,000  SH             SOLE                 25,000
CITRIX SYS INC                     COM       177376100      505      20,000  SH             SOLE                 20,000
COLGATE PALMOLIVE CO               COM       194162103    4,124      54,732  SH             SOLE                 54,732
COMCAST CORP NEW                   CL A      20030N200    5,334     270,494  SH             SOLE                270,494
DIAMONDS TR                     UNIT SER 1   252787106    6,502      60,000  SH             SOLE                 60,000
DR PEPPER SNAPPLE GROUP INC        COM       26138E109    2,175      82,139  SH             SOLE                 82,139
E M C CORP MASS                    COM       268648102    2,691     225,000  SH             SOLE                225,000
ELECTRONIC ARTS INC                COM       285512109    3,336      90,184  SH             SOLE                 90,184
ENTRUST INC                        COM       293848107      108      50,000  SH             SOLE                 50,000
EXFO ELECTRO OPTICAL ENGR IN   SUB VTG SHS   302043104      453     138,941  SH             SOLE                138,941
FIFTH STREET FINANCE CORP          COM       31678A103    1,701     169,209  SH             SOLE                169,209
FULL HOUSE RESORTS INC             COM       359678109    1,060     688,619  SH             SOLE                688,619
GSE SYS INC                        COM       36227K106    5,121     731,587  SH             SOLE                731,587
GT SOLAR INTL INC                  COM       3623E0209      612      56,388  SH             SOLE                 56,388
GENERAL MLS INC                    COM       370334104    2,182      31,750  SH             SOLE                 31,750
GOLDMAN SACHS GROUP INC            COM       38141G104    1,280      10,000  SH             SOLE                 10,000
GOOGLE INC                         CL A      38259P508      801       2,000  SH             SOLE                  2,000
GULFMARK OFFSHORE INC              COM       402629109    4,712     105,000  SH             SOLE                105,000
HOKU SCIENTIFIC INC                COM       434712105      233      39,837  SH             SOLE                 39,837
HOKU SCIENTIFIC INC                COM       434712105    2,364     403,400  SH   PUT       SOLE                403,400
HUTCHISON TELECOMM INTL LTD   SPONSORED ADR  44841T107      581      35,000  SH             SOLE                 35,000
IKANOS COMMUNICATIONS              COM       45173E105    4,893   2,471,457  SH             SOLE              2,471,457
INTEL CORP                         COM       458140100    4,420     235,994  SH             SOLE                235,994
J CREW GROUP INC                   COM       46612H402    1,846      64,600  SH             SOLE                 64,600
KAYDON CORP                        COM       486587108    1,863      41,346  SH             SOLE                 41,346
KELLOGG CO                         COM       487836108    6,055     107,941  SH             SOLE                107,941
LDK SOLAR CO LTD              SPONSORED ADR  50183L107      300      10,000  SH             SOLE                 10,000
LDK SOLAR CO LTD              SPONSORED ADR  50183L107      600      20,000  SH   PUT       SOLE                 20,000
LG DISPLAY CO LTD             SPONS ADR REP  50186V102    1,905     150,000  SH             SOLE                150,000
LEADIS TECHNOLOGY INC              COM       52171N103    2,138   2,850,000  SH             SOLE              2,850,000
LIMELIGHT NETWORKS INC             COM       53261M104       25      10,000  SH             SOLE                 10,000
LINEAR TECHNOLOGY CORP             COM       535678106      675      22,000  SH             SOLE                 22,000
MCDONALDS CORP                     COM       580135101    2,047      33,181  SH             SOLE                 33,181
MEDIS TECHNOLOGIES LTD             COM       58500P107      111      61,800  SH   PUT       SOLE                 61,800
MELCO CROWN ENTMT LTD              ADR       585464100    1,324     331,836  SH             SOLE                331,836
MONOLITHIC PWR SYS INC             COM       609839105    1,042      60,000  SH             SOLE                 60,000
NATIONAL PENN BANCSHARES INC       COM       637138108      146      10,000  SH             SOLE                 10,000
NEWS CORP                          CL A      65248E104    1,398     116,558  SH             SOLE                116,558
NIKE INC                           CL B      654106103    3,943      58,946  SH             SOLE                 58,946
NOKIA CORP                    SPONSORED ADR  654902204    3,312     177,584  SH             SOLE                177,584
NOVA CHEMICALS CORP                COM       66977W109    2,260     100,000  SH             SOLE                100,000
OLIN CORP                       COM PAR $1   680665205    1,847      95,205  SH             SOLE                 95,205
ON SEMICONDUCTOR CORP              COM       682189105      588      86,994  SH             SOLE                 86,994
ORACLE CORP                        COM       68389X105      812      40,000  SH             SOLE                 40,000
PATRIOT TRANSN HLDG INC            COM       70337B102    1,495      18,921  SH             SOLE                 18,921
PENN NATL GAMING INC               COM       707569109    4,357     164,000  SH             SOLE                164,000
PERVASIVE SOFTWARE INC             COM       715710109    3,659     892,491  SH             SOLE                892,491
PHILIP MORRIS INTL INC             COM       718172109    9,189     191,045  SH             SOLE                191,045
POLARIS INDS INC                   COM       731068102      937      20,600  SH             SOLE                 20,600
PRAXAIR INC                        COM       74005P104      477       6,653  SH             SOLE                  6,653
PROCTER & GAMBLE CO                COM       742718109    4,516      64,804  SH             SOLE                 64,804
PROSHARES TR                  ULTR SHRT MSCI 74347R354    4,668      48,100  SH             SOLE                 48,100
QUANTUM CORP                     COM DSSG    747906204    4,685   4,462,144  SH             SOLE              4,462,144
QUEST SOFTWARE INC                 COM       74834T103    1,766     139,167  SH             SOLE                139,167
QWEST COMMUNICATIONS INTL IN       COM       749121109    1,580     489,313  SH             SOLE                489,313
REGAL ENTMT GROUP                  CL A      758766109    5,705     361,505  SH             SOLE                361,505
RENESOLA LTD                    SPONS ADS    75971T103    1,511     144,006  SH             SOLE                144,006
REPUBLIC AWYS HLDGS INC            COM       760276105    2,593     254,441  SH             SOLE                254,441
SPDR GOLD TRUST                  GOLD SHS    78463V107   13,186     155,000  SH             SOLE                155,000
SRS LABS INC                       COM       78464M106    5,586   1,013,768  SH             SOLE              1,013,768
SABA SOFTWARE INC                COM NEW     784932600    1,461     434,929  SH             SOLE                434,929
SAFEWAY INC                      COM NEW     786514208      878      37,000  SH             SOLE                 37,000
SELECT SECTOR SPDR TR         SBI CONS DISCR 81369Y407    6,975     250,000  SH             SOLE                250,000
SELECT SECTOR SPDR TR          SBI INT-FINL  81369Y605      796      40,000  SH             SOLE                 40,000
SELECT SECTOR SPDR TR          SBI INT-INDS  81369Y704      585      19,000  SH             SOLE                 19,000
SMITH & WESSON HLDG CORP           COM       831756101    1,479     395,470  SH             SOLE                395,470
SMITHFIELD FOODS INC               COM       832248108    1,788     112,568  SH             SOLE                112,568
SMUCKER J M CO                   COM NEW     832696405    1,320      26,049  SH             SOLE                 26,049
SONOCO PRODS CO                    COM       835495102    2,671      90,000  SH             SOLE                 90,000
SONY CORP                        ADR NEW     835699307    1,335      43,259  SH             SOLE                 43,259
TELLABS INC                        COM       879664100    1,583     390,000  SH             SOLE                390,000
TEMPLE INLAND INC                  COM       879868107      211      13,857  SH             SOLE                 13,857
TERADATA CORP DEL                  COM       88076W103    5,723     293,500  SH             SOLE                293,500
TRIDENT MICROSYSTEMS INC           COM       895919108    1,292     538,500  SH             SOLE                538,500
A POWER ENERGY GENERAT SYS L       COM       G04136100      179      19,991  SH             SOLE                 19,991
A POWER ENERGY GENERAT SYS L       COM       G04136100      358      40,000  SH   PUT       SOLE                 40,000
BLUEPHOENIX SOLUTIONS LTD          SHS       M20157109    1,737     493,357  SH             SOLE                493,357
TTI TEAM TELECOM INTL LTD          ORD       M88258104      590     434,049  SH             SOLE                434,049
BANCO LATINOAMERICANO DE EXP       CL E      P16994132      361      25,000  SH             SOLE                 25,000


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